Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 585,926,978	$ 91,944,729	¥ 958,818,661	¥ 3,264,287,925
Adjustments to reconcile net income to net cash provided by operating activities:
Provision/(reversal) for receivables and other assets	(151,816,830)	(23,823,373)	1,641,362,182	2,283,126,141
Impairment loss from long-lived assets	156,394,433	24,541,699
Depreciation and amortization	21,619,246	3,392,531	10,424,113	16,704,682
Amortization of right-of-use assets	77,855,551	12,217,235	33,525,924	30,856,490
Loss on disposal of property and equipment	256,289	40,217		278,718
Accrued interest of convertible senior notes	15,982,460	2,507,997	27,107,232	23,934,289
Income from the repurchase of convertible senior notes	(12,046,522)	(1,890,362)	(622,109,001)
Share-based compensation expense	35,344,620	5,546,342	45,633,820	87,299,053
Share of loss from equity method investment	221,798,009	34,804,948	370,038,652	3,419,825
Unrealized investment income of short-term investments	(17,213,203)	(2,701,127)	(45,478,742)	(3,584,153)
Unrealized investment income of long-term investments	24,635,329	3,865,821
Unrealized investment income of derivative instruments	(17,375,517)	(2,726,598)
Foreign exchange (gain)/ loss, net	51,356	8,060	107,144	(6,635,208)
Changes in operating assets and liabilities:
Financing service fee receivables	31,940,278	5,012,127	77,321,929	3,873,447
Finance lease receivables				330,214,661
Contract assets	133,132,960	20,891,467	2,899,485,965	(2,096,477,837)
Receivables from related parties				2,071
Deferred tax assets and liabilities	125,293,714	19,661,318	132,655,274	132,112,749
Other current and non-current assets	(402,938,535)	(63,229,849)	438,899,289	(119,570,060)
Interest payables			(10,843,333)	(73,479,202)
Guarantee liabilities	(10,812,329)	(1,696,690)	(251,768,288)	(39,138,657)
Risk assurance liabilities	(168,294,292)	(26,409,047)	(2,328,042,357)	1,254,361,399
Operating lease liabilities	(77,467,656)	(12,156,366)	(26,406,203)	(27,876,445)
Other current and non-current liabilities	349,798,672	54,891,043	(879,020,326)	439,679,436
Net cash provided by operating activities	922,065,011	144,692,122	2,471,711,935	5,503,389,324
Cash flows from investing activities:
Proceeds from redemption of short-term investments	18,799,896,906	2,950,114,067	11,815,240,269	457,817,239
Proceeds from redemption of long-term investments			50,985,560
Proceeds from collection of loan principal	16,368,229,503	2,568,532,389	20,724,809,596	22,140,852,309
Principal collection of finance lease receivables	189,717,720	29,770,850	273,855,570
Proceeds from disposal of long-term assets	149,084	23,395		530,975
Purchases of short-term investments	(19,796,721,359)	(3,106,537,576)	(16,802,875,965)	(454,233,086)
Purchases of property and equipment, intangible assets and land lease right of use asset	(478,432,280)	(75,076,465)	(221,786,498)	(76,389,281)
Purchases of long-term investments	(63,185,197)	(9,915,136)	(76,403,621)	(222,709,723)
Purchases of equity method investment			(738,758,741)	(15,000,000)
Payments to originate loan principal	(14,636,496,696)	(2,296,785,723)	(18,294,941,866)	(22,760,427,250)
Deposit pledged as collateral or prepayment for derivative instruments	(629,737,680)	(98,819,584)
Net cash used in investing activities	(246,579,999)	(38,693,783)	(3,269,875,696)	(929,558,817)
Cash flows from financing activities:
Proceeds from deposits to funding			235,245,240
Proceeds from borrowings	42,896,264	6,731,360	102,415,457	2,251,563,000
Proceeds from convertible senior notes, net of issuance cost				2,289,629,341
Proceeds from issuance of shares of subsidiary			10,000,000
Proceeds from exercise of share options	1,240	195	431	4,322
Repayment of borrowings			(1,038,727,000)	(5,402,354,040)
Repurchase of ordinary shares			(15,528,092)	(2,087,241,398)
Repurchase of convertible senior notes	(119,367,198)	(18,731,319)	(859,219,671)
Payments for interest of convertible senior notes	(7,722,291)	(1,211,796)	(25,457,967)
Repayment of forward purchase				(192,804,602)
Payments of deposits to funding				(231,131,760)
Net cash used in financing activities	(84,191,985)	(13,211,560)	(1,591,271,602)	(3,372,335,137)
Effect of exchange rate changes	(20,835,203)	(3,269,498)	(56,189,971)	76,077,072
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	570,457,824	89,517,281	(2,445,625,334)	1,277,572,442
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	1,672,962,024	262,524,248	4,118,587,358	2,841,014,916
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	2,243,419,848	352,041,529	1,672,962,024	4,118,587,358
Reconciliation of cash and cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	2,065,495,008	324,121,239	1,537,557,823	2,860,938,368
Restricted cash and cash equivalents	177,924,840	27,920,290	135,404,201	1,257,648,990
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	2,243,419,848	352,041,529	1,672,962,024	4,118,587,358
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	137,550,241	21,584,634	638,407,957	263,971,349
Interest expense paid	¥ 7,722,291	$ 1,211,796	¥ 26,083,616	¥ 361,721,059